UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [X] adds new holdings entries.

Name:       John Hancock Life Insurance Company (U.S.A.)
Address:    601 Congress Street
            Boston, MA 02110-2805

Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Maureen Milet
Title:      Vice President & Chief Compliance Officer-Investments
Phone:      (617) 572-0203

            Maureen Milet                  Boston, MA          February 25, 2013
            -------------                  ----------          -----------------
            [Signature]                    [City, State]       [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            1

Form 13F Information Table Entry Total:                                      17

Form 13F Information Table Value Total:                   US $56,123 (thousands)

List of Other Included Managers:

No.           Form 13F File Number         Name
1             028-11519                    Manulife Financial Corporation

                                                                         Shares
                                                      CUSIP     Value    or Prn   SH/ Put/   Investment  Other     VOTING AUTHORITY
Name of Issuer                      Title of Class    Number  (x$1000)   Amount   PRN Call   Discretion  Manager  SOLE  SHARED  NONE
ALLIED HEALTHCARE INTL INC          COM             01923A109   1,177  749,580    SH          DEFINED      1    749,580        0
AMR CORP                            COM             001765106     568   63,160    SH          DEFINED      1     63,160        0
DELTA AIRLINES INC                  COM             247361702   3,601  396,266    SH          DEFINED      1    396,266        0
ENERPLUS RESOURCES FUND             COM             29274D604  13,208  304,552    SH          DEFINED      1    304,552        0
HAWAIIAN HOLDINGS INC               COM             419879101   3,149  534,689    SH          DEFINED      1    534,689        0
KNOLOGY INC                         COM             499183804       9      693    SH          DEFINED      1          0      693
METROPCS COMMNCATNS INC             COM             591708102  13,391  787,696    SH          DEFINED      1          0  787,696
NORTHWEST AIRLINES CORP             COM             667280408     420   46,615    SH          DEFINED      1     46,615        0
PORTLAND GENERAL ELECTRC CO         COM             736508847   4,413  195,945    SH          DEFINED      1    195,945        0
RANGE RESOURCES CORP                COM             75281A109   6,879  108,689    SH          DEFINED      1    108,689        0
TRUBION PHARMACEUTICLS INC          COM             89778N102     229   24,385    SH          DEFINED      1     24,385        0
UAL CORP                            COM             902549807   8,232  383,059    SH          DEFINED      1    383,059        0
US AIRWAYS GROUP INC                COM             90341W108     309   34,783    SH          DEFINED      1     34,783        0
DYNEGY INC                          CL A            26817G102       1      100    SH          DEFINED      1        100        0
FREEPORT-MCMORAN COPPER & GO        PFD CONV        35671D782     332    2,360    SH          DEFINED      1      2,360        0
NORTHWEST AIRLS CORP                COM             667280408     156   17,335    SH          DEFINED      1     17,335        0
TIME WARNER CABLE INC               CL A            88732J108      49    1,981    SH          DEFINED      1      1,981        0